Financial Instruments (Details 1) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Total Accounts Receivable	$ 0	$ 66,384
Other Receivable	0	500,000
Less Allowance For Doubtful Accounts	0	0
Total Accounts Receivable, Net	0	566,384
Not Past Due	0	566,384
Total Accounts Receivable, Gross	0	566,384
Past due for more than 31 days but no more than 120 days
Past Due	0	0
Past due for more than 120 days
Past Due	$ 0	$ 0